Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated Amortization	$ (2,230,117)	$ (2,115,429)	$ (1,886,052)
Intangible assets, net	63,653	178,341	407,718
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,293,770	$ 2,293,770	$ 2,293,770